EQUITY - May 2021 Registered Direct Offering Warrants (Details)		3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 21, 2019 USD ($)	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($)	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($)	Mar. 31, 2022 USD ($) shares	Mar. 31, 2021 USD ($)	May 13, 2021 $ / shares
Class of Warrant or Right [Line Items]
Common stock	$ 6,000,000.0
Total net proceeds				$ 0	$ 5,771,053	$ 5,771,053	$ 5,743,905
Change in fair value of derivative liabilities				$ (1,641,650)	(5,185,309)	(6,951,482)	$ 1,710,415
May 2021 Registered Direct Offering Warrants [Member]
Class of Warrant or Right [Line Items]
Fair value of the warrants						3,562,404
Common stock						2,208,649
Total net proceeds						$ 5,771,053
Number of warrants outstanding | shares		594,682		594,682		594,682
Change in fair value of derivative liabilities		$ 4,974	$ 1,186,878	$ 634,040	$ 2,036,440	$ 2,725,530
Fair value of the derivative instrument		$ 202,835		$ 202,835		$ 836,875
May 2021 Registered Direct Offering Warrants [Member] | Pre Reverse Split [Member]
Class of Warrant or Right [Line Items]
Number of warrants outstanding | shares		5,946,810		5,946,810		5,946,810
Volatility [Member] | May 2021 Registered Direct Offering Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding, Measurement Input						131
Risk free interest rate [Member] | May 2021 Registered Direct Offering Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding, Measurement Input						0.84
Measurement Input, Expected Dividend Rate [Member] | May 2021 Registered Direct Offering Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding, Measurement Input						0
Expected term [Member] | May 2021 Registered Direct Offering Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding, Term						5 years
Closing price | May 2021 Registered Direct Offering Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding, Measurement Input | $ / shares								7.2
Closing price | May 2021 Registered Direct Offering Warrants [Member] | Pre Reverse Split [Member]
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding, Measurement Input | $ / shares								0.72